Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 15 — Commitments and contingencies

Commitments

The Company had no significant commitments as of June 30, 2026.

Contingencies

The Company is party to the following legal proceedings, as well as unasserted claims.

Litigation

The Company, along with its shareholder Joyous JD Limited, has initiated litigation in the New York Supreme Court New York County against Greenland Asset Management Corporation, the sponsor of the pre-business combination company, Golden Path Acquisition Corporation (“Sponsor”).

Gain Contingencies (Potential Recovery) that gain contingencies are not recognized until realized, per ASC 450-30.

1.	Joyous JD Limited is seeking damages in connection with the Sponsor’s breach of certain investment agreements which was executed by and between the Sponsor and Joyous JD Limited;

2.	The Company is seeking damages in connection with the Sponsor’s noncompliant misuse of Form S-4 in registering shares during the course of the business combination, which resulted in a forced withdrawal of the Form S-4. The Company has commenced a lawsuit seeking damages.

Loss Contingencies (Potential Obligations)

3.	Greenland Asset Management initiated a countersuit against the Company in response to the Company’s lawsuit.

Due to the uncertainty surrounding the process and outcome of the lawsuit, and given that the litigation is ongoing and has not yet been finalized, the final ruling of the Court will prevail.